Short-term Borrowings (a) (Tables)	12 Months Ended
Dec. 31, 2011
Short-term Borrowings and Long-term Debt [Abstract]
Summary of short-term borrowings

	2011		2010		2009
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate
At year-end
Federal funds purchased	$1,036	.11%	$776	.17%	$1,329	.11%
Securities sold under agreements to repurchase	6,986	3.35	9,261	2.70	8,866	2.82
Commercial paper	15,973	.12	15,885	.20	14,608	.17
Other short-term borrowings	6,473	.26	6,635	.59	6,509	.48
Total	$30,468	.89%	$32,557	.99%	$31,312	.98%
Average for the year
Federal funds purchased (b)	$968	22.61%	$2,180	10.09%	$2,457	8.22%
Securities sold under agreements to repurchase	7,483	3.22	9,211	2.75	8,915	2.84
Commercial paper	15,204	.15	15,349	.20	10,924	.32
Other short-term borrowings	7,048	.77	6,979	.75	6,853	.89
Total (b)	$30,703	1.75%	$33,719	1.65%	$29,149	1.89%
Maximum month-end balance
Federal funds purchased	$1,172		$6,034		$6,352
Securities sold under agreements to repurchase	9,071		9,261		9,154
Commercial paper	16,768		15,981		14,608
Other short-term borrowings	7,514		8,700		9,550

(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain time frames per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2011, 2010 and 2009 was $218 million, $216 million and $199 million, respectively.